Current and Future Changes Accounting policies - Additional Information (Detail) $ in Millions	3 Months Ended
Jan. 31, 2021 CAD ($)
Disclosure of detailed information about financial instruments [abstract]
Amounts of loss reclassified from non-interest income to net interest income	$ 132